Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 31,451	$ 243,753	$ 2,236,837
Accounts receivable	34,454	157,082	37,243
Inventories	1,424,801	1,480,380	340,425
Deposits and other assets	119,066	119,066	90,831
Prepaid expenses	22,768	24,083	22,838
Total current assets	1,632,540	2,024,364	2,728,174
PROPERTY AND EQUIPMENT, net			1,901
INTANGIBLE ASSETS, net	429,860	434,534	426,610
RIGHT TO USE LEASED ASSETS	26,298
TOTAL ASSETS	2,088,698	2,458,898	3,156,685
CURRENT LIABILITIES
Accrued payroll and payroll related expenses, current portion	3,437,083	3,428,011	3,404,610
Accounts payable and accrued expenses	1,591,005	1,996,097	603,391
Shareholder note payable	75,000
Fees payable to directors	418,546	418,546	418,546
Accrued separation costs, current portion	9,000	9,000
Current portion of notes payable, net of discount	476,159
Employee settlement	50,000	50,000	50,000
Lease liability, current portion	17,129
Derivative liability on convertible note payable	32,615
Total current liabilities	6,106,537	5,901,654	4,476,547
NON-CURRENT LIABILITIES
Notes payable, net of current portion	1,000,000
Accrued separation costs, less current portion	88,135	92,635	85,615
Lease liability, less current portion	9,169
Total non-current liabilities	1,097,304	92,635
COMMITMENTS AND CONTINGENCIES
Total liabilities	7,203,841	5,994,289	4,562,162
STOCKHOLDERS' DEFICIT
Preferred Stock - $0.001 par value; 50,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2019, December 31, 2018 and 2017 respectively
Common stock - $0.001 par value; 400,000,000 shares authorized, 136,640,761, 133,888,573 and 122,674,516 shares issued and outstanding as of June 30, 2019, December 31, 2018 and 2017 respectively	136,641	133,889	122,675
Additional paid-in-capital	58,908,648	58,274,038	56,401,069
Deferred compensation			(10,125)
Accumulated deficit	(64,160,432)	(61,943,318)	(57,919,096)
Total stockholders' deficit	(5,115,143)	(3,535,391)	(1,405,477)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,088,698	$ 2,458,898	$ 3,156,685